NET PREMIUMS EARNED, Insurance Premiums (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums earned [Abstract]
Net premiums earned		S/ 2,873,295	S/ 2,671,530	S/ 2,428,060
Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		4,483,200	4,279,422	3,641,917
Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(635,056)	(923,849)	(781,460)
Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	3,848,144	3,355,573	2,860,457
Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(798,976)	(738,706)	(548,024)
Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		(175,873)	54,663	115,627
Life Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		1,587,803	1,457,965	1,282,513
Life Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		2,614,643	2,508,154	2,036,713
Life Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(598,027)	(890,216)	(754,480)
Life Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	2,016,616	1,617,938	1,282,233
Life Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(252,940)	(214,636)	(115,347)
Life Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		(175,873)	54,663	115,627
Health Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		623,754	585,255	549,393
Health Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		668,902	630,790	584,068
Health Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(30,885)	(30,457)	(22,366)
Health Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	638,017	600,333	561,702
Health Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(14,263)	(15,078)	(12,309)
Health Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		0	0	0
General Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		661,738	628,310	596,154
General Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		1,199,655	1,140,478	1,021,136
General Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(6,144)	(3,176)	(4,614)
General Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	1,193,511	1,137,302	1,016,522
General Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(531,773)	(508,992)	(420,368)
General Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		S/ 0	S/ 0	S/ 0

[1]	This item includes earned premiums, reinsurance premiums accepted, and coinsurance premiums accepted and received.
[2]	“Premiums ceded to reinsurers and coinsurers, net” include: